SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2021
Segment Information
SEGMENT INFORMATION

4. SEGMENT INFORMATION

As of June 30, 2021, the Company had one operating segment: exploration and mining. The segment analysis below is provided for the Group's operations, namely exploration and mining operations.

Segment performance is evaluated based on reportable segment profit/loss, which is a measure of adjusted profit/loss before tax. The adjusted profit/loss before tax is measured consistently with the Group's profit/loss before tax except head office and corporate expenses are excluded from such measurement.

For the six months ended June 30, 2020, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total

Six months ended June 30, 2020 (Unaudited)
Revenues from external customers	6,867	—	6,867
Depreciation of property, plant and equipment	(31)	(1)	(32)
Depreciation of right-of-use assets	—	(577)	(577)
Operating loss	(310)	(3,531)	(3,841)
Interest income	—	9	9
Finance costs	(9)	(4)	(13)
Income tax benefit	—	6,586	6,586
(Loss)/gain for the period	(319)	3,060	2,741

As at December 31, 2020 (Audited)
Total assets	549	141,879	142,428
Total liabilities	2,987	38,239	41,226

For the six months ended June 30, 2021, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total

Six months ended June 30, 2021 (Unaudited)
Revenues from external customers	—	—	—
Depreciation of property, plant and equipment	(31)	(2)	(33)
Depreciation of right-of-use assets	—	(360)	(360)
Operating loss	(333)	(5,769)	(6,102)
Fair value loss	—	(24,807)	(24,807)
Interest income	—	5	5
Finance costs	—	(129)	(129)
Income tax benefit	—	4,292	4,292
Loss for the period	(333)	(26,408)	(26,741)

As at June 30, 2021 (Unaudited)
Total assets	380	137,866	138,246
Total liabilities	3,271	33,408	36,679

	US$
	Exploration and mining	Corporate activities	Total

Six months ended June 30, 2021 (Unaudited)
Revenues from external customers	—	—	—
Depreciation of property, plant and equipment	(5)	—	(5)
Depreciation of right-of-use assets	—	(56)	(56)
Operating loss	(52)	(893)	(945)
Fair value loss	—	(3,842)	(3,842)
Interest income	—	1	1
Finance costs	—	(20)	(20)
Income tax benefit	—	665	665
Loss for the period	(52)	(4,089)	(4,141)

As at June 30, 2021 (Unaudited)
Total assets	59	21,350	21,409
Total liabilities	507	5,172	5,679